Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) ¥ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares ¥ / shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 CNY (¥) shares ¥ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares ¥ / shares $ / shares	Dec. 31, 2024 shares ¥ / shares	Dec. 31, 2023 shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	29,728	29,728		20,246	29,486	29,486
Number of options, granted				14,506
Number of options, expired	(1,027)	(1,027)		(1,204)	(2,312)	(2,312)
Number of options, forfeited	(7,855)	(7,855)		(695)	(942)	(942)
Number of options, exercised	(3,845)	(3,845)		(3,125)	(5,986)	(5,986)
Number of options, Ending balance	17,001	17,001		29,728	20,246	20,246
Number of options, exercisable, end of year	17,001	17,001	15,310		15,518	15,518	17,001	15,310	15,518
Weighted average exercise price, Beginning balance | ¥ / shares		¥ 14.7		¥ 14.5		¥ 14.2
Weighted average exercise price options granted | ¥ / shares				14.5
Weighted average exercise price, Options expired | ¥ / shares		14.2		14.1		13.9
Weighted average exercise price, Options forfeited | ¥ / shares		14.3		13.6		13
Weighted average exercise price options exercised | ¥ / shares		12.7		12.1		12.8
Weighted average exercise price, Ending balance | ¥ / shares		¥ 15.1		¥ 14.7		¥ 14.5
Weighted average exercise price, Options exercisable, end of year | ¥ / shares							¥ 15.1	¥ 14.9	¥ 15
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥				¥ 3.8
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥				¥ 4.7
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	3,100	3,100		3,100
Number of options, granted					3,100	3,100
Number of options, Ending balance	3,100	3,100		3,100	3,100	3,100
Number of options, exercisable, end of year	1,550	1,550	0		0	0	1,550	0	0
Weighted average exercise price, Beginning balance | $ / shares	$ 30		$ 30
Weighted average exercise price options granted | $ / shares					$ 30
Weighted average exercise price, Ending balance | $ / shares	29.7		30		30
Weighted average exercise price, Options exercisable, end of year | $ / shares	29.7	¥ 29.7	0		0	¥ 0
Fair value of options granted (NT$) | $ / shares	$ 0		$ 0
AMPI Option Plans [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $ / shares					18
AMPI Option Plans [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $ / shares					$ 18.8